Summary of Significant Accounting Policies - Product Warranty (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Warranty Costs
Warranty period	1 year	1 year
Changes in warranty provisions
Balance beginning of period	$ 509	$ 70	$ 167	$ 105
Warranty provision	193	1,048	70	140
Usage/Release	(306)	(609)	(167)	(78)
Balance end of period	$ 396	$ 509	$ 70	$ 167